UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.5%
AUSTRALIA 10.8%
DIVERSIFIED 5.1%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group	4,230,399	3,496,002
FKP Property Group	1,487,135	1,221,781
GPT Group	570,807	1,622,037
Mirvac Group	2,665,949	3,427,107
Stockland	2,106,718	7,819,191
		17,586,118
INDUSTRIAL 0.7%
Goodman Group	4,167,733	2,598,267
RETAIL 5.0%
CFS Retail Property Trust	1,158,649	2,122,195
Westfield Group	1,300,146	15,406,598
		17,528,793
TOTAL AUSTRALIA		37,713,178
BRAZIL 3.1%
OFFICE 1.2%
BR Properties SA	407,907	3,929,601
RESIDENTIAL 1.0%
MRV Engenharia e Participacoes SA	184,517	1,751,385
Multiplan Empreendimentos Imobiliarios SA	81,849	1,736,630
		3,488,015
RETAIL 0.9%
BR Malls Participacoes SA	385,918	3,225,107
TOTAL BRAZIL		10,642,723
CANADA 4.0%
DIVERSIFIED 0.3%
H&R Real Estate Investment Trust	55,527	1,065,855

	Number of Shares	Value
OFFICE 1.0%
Brookfield Properties Corp.	219,189	$3,401,813
RESIDENTIAL 1.0%
Boardwalk REIT	79,896	3,649,638
RETAIL 1.7%
Primaris Retail REIT	125,573	2,382,336
RioCan REIT	154,926	3,451,165
		5,833,501
TOTAL CANADA		13,950,807
FINLAND 1.0%
DIVERSIFIED
Sponda Oyj	731,474	3,549,968
FRANCE 3.6%
DIVERSIFIED
ICADE	1,811	190,249
Unibail-Rodamco	56,502	12,528,339
		12,718,588
HONG KONG 19.1%
DIVERSIFIED 14.1%
Agile Property Holdings Ltd.	2,080,000	2,359,112
China Resources Land Ltd.	824,000	1,675,857
Glorious Property Holdings Ltd.	5,071,124	1,450,975
Great Eagle Holdings Ltd.	32,022	97,195
Hang Lung Properties Ltd.	1,060,000	5,157,336
Hysan Development Company Ltd.	161,067	575,028
Kerry Properties Ltd.	488,500	2,653,779
KWG Property Holding Ltd.	2,121,528	1,626,928
New World Development Ltd.	2,455,000	4,936,041
Shimao Property Holdings Ltd.	1,505,000	2,502,239
Sun Hung Kai Properties Ltd.	1,062,912	18,316,031
Wharf Holdings Ltd.	1,199,000	7,695,754
		49,046,275

	Number of Shares	Value
HOTEL 0.4%
Shangri-La Asia Ltd.	579,193	$1,316,814
OFFICE 2.5%
Hongkong Land Holdings Ltd. (USD)	1,423,800	8,841,798
RESIDENTIAL 1.6%
China Overseas Land & Investment Ltd.	2,693,720	5,700,701
RETAIL 0.5%
Link REIT	587,000	1,740,077
TOTAL HONG KONG		66,645,665
JAPAN 6.1%
DIVERSIFIED 4.9%
Mitsubishi Estate Co., Ltd.	538,000	8,751,845
Mitsui Fudosan Co., Ltd.	506,117	8,536,329
		17,288,174
OFFICE 1.0%
DA Office Investment Corp.	125	325,677
Japan Prime Realty Investment Corp.	436	959,952
Nippon Building Fund	206	1,803,857
ORIX JREIT	60	292,525
		3,382,011
RESIDENTIAL 0.2%
Advance Residence Investment(c)	129	217,421
Goldcrest Co., Ltd.	15,078	284,293
		501,714
TOTAL JAPAN		21,171,899
NETHERLANDS 1.6%
RETAIL
Corio NV	59,634	4,076,998
Eurocommercial Properties NV	32,966	1,527,991
		5,604,989

	Number of Shares	Value
NORWAY 0.3%
OFFICE
Norwegian Property ASA(c)	545,901	$942,145
PHILIPPINES 0.1%
RETAIL
SM Prime Holdings	946,200	272,099
SINGAPORE 5.0%
DIVERSIFIED 2.1%
CapitaLand Ltd.	1,499,097	4,628,039
Keppel Land Ltd.	824,030	2,537,694
		7,165,733
HOTEL 0.6%
City Developments Ltd.	225,000	2,183,104
INDUSTRIAL 0.3%
Ascendas REIT	686,000	1,142,377
OFFICE 0.8%
CapitaCommercial Trust	2,372,000	2,669,424
RETAIL 1.2%
CapitaMall Trust	995,000	1,626,682
CapitaMalls Asia Ltd.	1,508,000	2,476,831
		4,103,513
TOTAL SINGAPORE		17,264,151
SWEDEN 1.9%
DIVERSIFIED 1.5%
Castellum AB	102,482	1,363,062
Fabege AB	396,354	3,983,915
		5,346,977
OFFICE 0.4%
Wihlborgs Fastigheter AB	45,202	1,243,996
TOTAL SWEDEN		6,590,973

	Number of Shares	Value
SWITZERLAND 0.5%
DIVERSIFIED 0.2%
Swiss Prime Site AG(c)	11,929	$846,739
OFFICE 0.3%
PSP Swiss Property AG(c)	11,945	883,126
TOTAL SWITZERLAND		1,729,865
UNITED KINGDOM 4.2%
DIVERSIFIED 2.9%
British Land Co., PLC	549,040	4,010,563
Hammerson PLC	701,534	4,345,341
Land Securities Group PLC	165,672	1,666,927
		10,022,831
OFFICE 1.3%
Derwent London PLC	116,336	2,748,592
Great Portland Estates PLC	345,079	1,850,134
		4,598,726
TOTAL UNITED KINGDOM		14,621,557
UNITED STATES 35.2%
DIVERSIFIED 2.9%
Forest City Enterprises(c)	128,868	1,653,376
Vornado Realty Trust	98,299	8,407,514
		10,060,890
HEALTH CARE 6.2%
Brookdale Senior Living(c)	116,623	1,902,121
HCP	137,376	4,942,788
Health Care REIT	116,726	5,525,809
Nationwide Health Properties	128,042	4,951,384
Ventas	80,015	4,126,374
		21,448,476

	Number of Shares	Value
HOTEL 1.2%
Host Hotels & Resorts	107,115	$1,551,025
Hyatt Hotels Corp.(c)	42,230	1,578,980
Sunstone Hotel Investors(c)	129,212	1,171,953
		4,301,958
INDUSTRIAL 0.7%
ProLogis	223,642	2,634,503
OFFICE 3.5%
Boston Properties	85,794	7,131,198
Douglas Emmett	98,765	1,729,375
SL Green Realty Corp.	54,122	3,427,546
		12,288,119
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	29,257	1,655,068
RESIDENTIAL 7.2%
APARTMENT 6.1%
American Campus Communities	52,146	1,587,324
Apartment Investment & Management Co.	117,867	2,519,997
AvalonBay Communities	46,909	4,875,252
BRE Properties	65,423	2,715,055
Equity Residential	149,118	7,093,543
Post Properties	91,410	2,552,167
		21,343,338
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties	68,430	3,728,066
TOTAL RESIDENTIAL		25,071,404
SELF STORAGE 2.2%
Public Storage	73,522	7,134,575
Sovran Self Storage	10,768	408,107
		7,542,682

	Number of Shares	Value
SHOPPING CENTER 9.4%
COMMUNITY CENTER 3.5%
Developers Diversified Realty Corp.	229,851	$2,578,928
Federal Realty Investment Trust	28,240	2,306,079
Kimco Realty Corp.	297,243	4,681,577
Tanger Factory Outlet Centers	52,776	2,487,861
		12,054,445
REGIONAL MALL 5.9%
Macerich Co.	105,607	4,535,821
Simon Property Group	172,617	16,008,500
		20,544,321
TOTAL SHOPPING CENTER		32,598,766
SPECIALTY 1.4%
Digital Realty Trust	51,955	3,205,623
DuPont Fabros Technology	64,271	1,616,416
		4,822,039
TOTAL UNITED STATES		122,423,905
TOTAL COMMON STOCK (Identified cost—$271,786,953)		335,842,512

	Number of Warrants
WARRANTS 0.0%
HONG KONG
Henderson Land Development, expire 6/1/2011(c) (Identified cost—$0)	61,652	17,640

		Number of Shares	Value
SHORT-TERM INVESTMENTS 2.8%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(d)		4,861,252	$4,861,252
State Street Institutional Liquid Reserves Fund, 0.26%(d)		4,865,037	4,865,037
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,726,289)			9,726,289

TOTAL INVESTMENTS (Identified cost—$281,513,242)	99.3%		$345,586,441

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		2,414,578

NET ASSETS	100.0%		$348,001,019

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)          Illiquid security.  Aggregate holdings equal 0.0% of net assets of the Fund.

(b)         Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.0% of net assets of the Fund.

(c)          Non-income producing security.

(d)         Rate quoted represents the seven day yield of the fund.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$335,842,512	$335,842,512	$—	—
Warrants	17,640	17,640	—	—
Money Market Funds	9,726,289	—	9,726,289	—
Total Investments	$345,586,441	$335,860,152	$9,726,289	—

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$65,710,597
Gross unrealized depreciation	(1,637,398)
Net unrealized appreciation	$64,073,199
Cost for federal income tax purposes	$281,513,242

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010